Share-based payments - Share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 2,853	$ 1,609	$ 5,953	$ 3,209
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			777	1,241
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			2,253	1,968
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			2,360	0
2018 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			$ 563	$ 0